ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Accounts receivable	109,951	144,509
Total	109,951	144,509